Cover	Feb. 10, 2026
Document Type	8-K
Document Period End Date	Feb. 10, 2026
Entity Registrant Name	BRC Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37503
Entity Tax Identification Number	27-0223495
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	966-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001464790
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ILY
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred
Title of 12(b) Security	Depositary Shares (each representing 1/1000th of a share of 6.875% Series A Cumulative Perpetual Preferred Share)
Trading Symbol	ILYP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1000th
Title of 12(b) Security	Depositary Shares (each representing 1/1000th of a share of 7.375% Series B Cumulative Perpetual Preferred Stock)
Trading Symbol	RILY
Security Exchange Name	NASDAQ
5.00% Senior Notes due 2026
Title of 12(b) Security	5.00% Senior Notes due 2026
Trading Symbol	ILYG
Security Exchange Name	NASDAQ
5.50% Senior Notes due 2026
Title of 12(b) Security	5.50% Senior Notes due 2026
Trading Symbol	ILYK
Security Exchange Name	NASDAQ
6.50% Senior Notes due 2026
Title of 12(b) Security	6.50% Senior Notes due 2026
Trading Symbol	ILYN
Security Exchange Name	NASDAQ
5.25% Senior Notes due 2028
Title of 12(b) Security	5.25% Senior Notes due 2028
Trading Symbol	ILYZ
Security Exchange Name	NASDAQ
6.00% Senior Notes due 2028
Title of 12(b) Security	6.00% Senior Notes due 2028
Trading Symbol	ILYT
Security Exchange Name	NASDAQ